Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of joint ventures [line items]
Net income	$ 79	$ 92	$ 121
Joint ventures [member]
Disclosure of joint ventures [line items]
Net income	67	88	106
OCI	43	45	(12)
Total comprehensive income	$ 110	$ 133	$ 94